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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-08355
                                   ------------------------------------

                        Wells Family of Real Estate Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  6200 The Corners Parkway           Norcross, Georgia             30092
--------------------------------------------------------------------------------
          (Address of principal executive offices)              (Zip code)

                                Jill W. Maggiore

Wells Asset Management, Inc.  6200 The Corners Parkway   Norcross, Georgia 30092
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (770) 449-7800
                                                     ----------------------

Date of fiscal year end:        December 31, 2006
                          --------------------------------

Date of reporting period:       March 31, 2006
                          --------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.


WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
================================================================================
COMMON STOCKS - 99.2%                                    SHARES        VALUE
--------------------------------------------------------------------------------

APARTMENT/RESIDENTIAL - 18.8%
American Land Lease, Inc.                                 8,390     $   229,466
Apartment Investment & Management Co. - Class A         122,360       5,738,684
Archstone-Smith Trust                                   270,286      13,181,848
Associated Estates Realty Corp.                          17,790         200,138
Avalonbay Communities, Inc.                              93,164      10,164,192
BRE Properties, Inc. - Class A                           65,520       3,669,120
Camden Property Trust                                    66,305       4,777,275
Equity Residential                                      368,000      17,218,720
Essex Property Trust, Inc.                               28,960       3,148,821
Home Properties, Inc.                                    39,550       2,021,005
Inland Real Estate Corp.                                 85,613       1,396,348
Mid-America Apartment Communities, Inc.                  25,010       1,369,297
Post Properties, Inc.                                    51,630       2,297,535
Sun Communities, Inc.                                    20,310         717,958
Town & Country Trust                                     22,280         904,345
United Dominion Realty Trust, Inc.                      170,150       4,856,081
                                                                  -------------
                                                                     71,890,833
                                                                  -------------
DIVERSIFIED - 5.5%
Colonial Properties Trust                                57,241       2,869,491
Duke Realty Corp.                                       170,830       6,482,998
EastGroup Properties, Inc.                               27,920       1,324,525
Glenborough Realty Trust, Inc.                           44,070         958,523
iStar Financial, Inc.                                   143,320       5,486,290
Pennsylvania Real Estate Investment Trust                46,380       2,040,720
Washington Real Estate Investment Trust                  53,390       1,939,125
                                                                  -------------
                                                                     21,101,672
                                                                  -------------
HEALTH CARE - 4.0%
Health Care Property Investors, Inc.                    172,576       4,901,158
Health Care REIT, Inc.                                   74,300       2,830,830
Healthcare Realty Trust, Inc.                            60,523       2,262,350
LTC Properties, Inc.                                     25,670         597,084
National Health Investors, Inc.                          29,620         752,348
Nationwide Health Properties, Inc.                       91,710       1,971,765
Senior Housing Properties Trust                          67,330       1,218,673
Universal Health Realty Income Trust                     14,914         544,808
Windrose Medical Properties Trust                        17,840         269,027
                                                                  -------------
                                                                     15,348,043
                                                                  -------------

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS - 99.2% (CONTINUED)                        SHARES        VALUE
--------------------------------------------------------------------------------

HOTEL - 2.3%
Equity Inns, Inc.                                        68,420     $ 1,108,404
FelCor Lodging Trust, Inc.                               63,290       1,335,419
Hospitality Properties Trust                             91,130       3,979,647
LaSalle Hotel Properties                                 49,940       2,047,540
Winston Hotels, Inc.                                     33,590         381,918
                                                                  -------------
                                                                      8,852,928
                                                                  -------------
INDUSTRIAL/OFFICE - 28.3%
Alexandria Real Estate Equities, Inc.                    28,500       2,716,905
AMB Property Corp.                                      110,950       6,021,256
Arden Realty, Inc.                                       84,910       3,831,988
Bedford Property Investors, Inc.                         18,280         492,280
BioMed Realty Trust, Inc.                                59,090       1,751,428
Boston Properties, Inc.                                 113,690      10,601,593
Brandywine Realty Trust                                 112,080       3,559,661
CarrAmerica Realty Corp.                                 74,550       3,325,676
Corporate Office Properties Trust                        38,630       1,766,936
Cousins Properties, Inc.                                 48,680       1,627,372
Crescent Real Estate Equities Co.                       100,470       2,116,903
Equity Office Properties Trust                          514,655      17,282,115
First Industrial Realty Trust, Inc.                      54,750       2,337,278
Highwoods Properties, Inc.                               68,460       2,309,156
HRPT Properties Trust                                   265,910       3,121,783
Kilroy Realty Corp.                                      37,720       2,914,247
Lexington Corporate Properties Trust                     65,860       1,373,181
Liberty Property Trust                                  111,810       5,272,960
Mack-Cali Realty Corp.                                   78,750       3,780,000
Monmouth Real Estate Investment Corp. - Class A          24,480         206,122
Parkway Properties, Inc.                                 17,930         783,182
ProLogis                                                308,530      16,506,355
PS Business Parks, Inc.                                  20,400       1,140,768
Reckson Associates Realty Corp.                         105,210       4,820,722
SL Green Realty Corp.                                    53,390       5,419,085
Trizec Properties, Inc.                                 122,710       3,157,328
                                                                  -------------
                                                                    108,236,280
                                                                  -------------
MORTGAGE - 1.0%
Thornburg Mortgage, Inc.                                134,670       3,644,170
                                                                  -------------

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS - 99.2% (CONTINUED)                        SHARES        VALUE
--------------------------------------------------------------------------------

RETAIL CENTERS - 29.5%
Acadia Realty Trust                                      39,970     $   941,293
CBL & Associates Properties, Inc.                        53,310       2,263,009
Cedar Shopping Centers, Inc.                             37,980         601,603
Developers Diversified Realty Corp.                     138,072       7,559,442
Equity Lifestyle Properties, Inc.                        24,110       1,199,473
Equity One, Inc.                                         48,940       1,201,966
Federal Realty Investment Trust                          67,170       5,051,184
General Growth Properties, Inc.                         302,520      14,784,152
Glimcher Realty Trust                                    46,330       1,315,772
Heritage Property Investment Trust                       60,040       2,376,984
Kimco Realty Corp.                                      254,470      10,341,661
Macerich Co. (The)                                       90,500       6,692,475
Mills Corp. (The)                                        71,720       2,008,160
New Plan Excel Realty Trust                             132,270       3,431,084
Pan Pacific Retail Properties, Inc.                      51,660       3,662,694
Ramco-Gershenson Properties Trust                        21,350         646,265
Regency Centers Corp.                                    86,420       5,806,560
Saul Centers, Inc.                                       13,990         614,301
Simon Property Group, Inc.                              231,790      19,502,811
Tanger Factory Outlet Centers, Inc.                      38,970       1,340,958
Taubman Centers, Inc.                                    65,880       2,745,220
Urstadt Biddle Properties - Class A                      28,414         511,452
Vornado Realty Trust                                    150,360      14,434,560
Weingarten Realty Investors                             101,845       4,150,184
                                                                  -------------
                                                                    113,183,263
                                                                  -------------
SELF STORAGE - 3.5%
Public Storage, Inc.                                    104,764       8,509,980
Shurgard Storage Centers, Inc. - Class A                 59,450       3,961,153
Sovran Self Storage, Inc.                                20,810       1,148,712
                                                                  -------------
                                                                     13,619,845
                                                                  -------------
SPECIALTY - 6.3%
CentraCore Properties Trust                              13,940         349,197
Commercial Net Lease Realty                              70,740       1,648,242
Entertainment Properties Trust                           33,410       1,402,552
Innkeepers USA Trust                                     54,330         920,894
MeriStar Hospitality Corp.(a)                           110,860       1,150,727
Plum Creek Timber Co., Inc.                             233,550       8,625,001
Potlatch Corp.                                           36,990       1,584,652
Rayonier, Inc.                                           96,749       4,410,787
Realty Income Corp.                                     112,870       2,732,583
Trustreet Properties, Inc.                               74,500       1,131,655
                                                                  -------------
                                                                     23,956,290
                                                                  -------------

TOTAL COMMON STOCKS (Cost $259,135,916)                            $379,833,324
                                                                  -------------

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
CASH EQUIVALENTS - 0.6%                                 SHARES          VALUE
--------------------------------------------------------------------------------

First American Treasury Obligation Fund - Class A
(Cost $2,371,006)                                     2,371,006    $  2,371,006
                                                                  -------------

TOTAL INVESTMENT SECURITIES - 99.8%
(Cost $261,506,922)                                                $382,204,330

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%                            590,882
                                                                  -------------

NET ASSETS - 100.0%                                                $382,795,212
                                                                  =============

(a)  Non-income producing security.

See accompanying notes to Portfolio of Investments.

WELLS S&P REIT INDEX FUND
NOTES TO PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

     1.   SECURITIES VALUATION

     The Wells S&P REIT Index Fund's portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on stock exchanges are valued at their last sales price on the principal exchange where the security is traded or, if not traded on a particular day, at the closing bid price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at their last sale price or, if not available, at their last bid price as quoted by brokers that make markets in the securities. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.


     2.   SECURITY TRANSACTIONS

     Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.


     3.   FEDERAL INCOME TAX

     The following information is computed on a tax basis for each item as of March 31, 2006:



               Cost of portfolio investments            $264,011,400
                                                      ================

               Gross unrealized appreciation            $120,356,778
               Gross unrealized depreciation              (2,163,848)
                                                      ----------------

               Net unrealized appreciation              $118,192,930
                                                      ================


     The difference between the federal income tax cost of portfolio investments and the cost as stated on the Portfolio of Investments for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   Wells Family of Real Estate Funds
             --------------------------------------------------------------



By (Signature and Title)*    /s/ Leo F. Wells III
                           ------------------------------------------------

                           Leo F. Wells III, President


Date          May 16, 2006
      ------------------------------------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)*    /s/ Leo F. Wells III
                           ------------------------------------------------

                           Leo F. Wells III, President

Date          May 16, 2006
      ------------------------------------------


By (Signature and Title)*    /s/ Mark J. Seger
                           ------------------------------------------------

                            Mark J. Seger, Treasurer

Date          May 16, 2006
      ------------------------------------------



* Print the name and title of each signing officer under his or her signature.